Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
Following the closing of the IPO, the Apollo Shareholders retained a majority of the Company’s outstanding shares. As such, for the year ended December 31, 2025, Apollo and the Apollo Shareholders continued to be considered related parties under U.S. GAAP due to their ongoing ability to exercise significant influence over the Company’s operations and governance.
Apollo’s indirect subsidiary, Apollo Asset Management Europe PC LLP (“AAME PC”), serves as the investment manager for the Company and certain of the Company’s subsidiaries, and Apollo’s indirect subsidiary, Apollo Management Holdings, L.P. (“AMH”), provides the Company with management consulting services and advisory services. With effect from January 1, 2025, the rights and obligations of AAME PC were novated to an affiliate of AAME PC, Apollo Asset Management Europe LLP (“AAME”).
Additionally, until closing of the Merger, certain employees of Apollo and its affiliates served on the Board.
A description of relationships and transactions that have existed or that the Company and certain of the Company’s subsidiaries has entered into with Apollo and its affiliates are described below.
Investment Management Relationships
Alongisde other investment managers that may be appointed from time to time by the Company, AAME provides centralized asset management investment advisory and risk services for the portfolio of the Company’s investments and investments of such subsidiaries pursuant to the investment management agreements (“IMAs”) that have been entered into with AAME.
In addition, pursuant to the IMAs, AAME may engage sub-advisors or delegates to provide certain of the investment advisory and management services to the Company’s subsidiaries. Such sub-advisors may include affiliates of AAME.
Under each of the IMAs, AAME will be paid an annual investment management fee (the “Management Fee”) which will be based on a cost-plus structure. The “cost” is comprised of the direct and indirect fees, costs, expenses and other liabilities arising in or otherwise connected with the services provided under the IMAs. The “plus” component will be a mark-up in an amount of up to 25% determined based on an applicable transfer pricing study. The Management Fee will be subject to certain maximum threshold levels, including an annual fee cap of 15 bps of the total amount of investable assets. Affiliated sub-advisors, including Apollo Management International LLP, will also earn additional fees for sub-advisory services rendered.
During the year ended December 31, 2025, the Company recognized IMA fees of $6.4 million (2024 — $9.2 million; 2023 — $9.4 million), of which $2.0 million (2024 — $4.0 million) remains payable to AAME at year end.
The IMAs remained in place following the effective time of the Merger. The Company and its subsidiaries and affiliates, as applicable, may consider and amend the terms of the IMAs from time to time. As from May 9, 2025, fees related to sub-advisory services were no longer payable under the IMAs.
Management Consulting Agreement
As previously disclosed, the Company entered into a Management Consulting Agreement, dated March 28, 2019 (the “Management Consulting Agreement”), with AMH. Pursuant to the Management Consulting Agreement, AMH provided the Company management consulting and advisory services related to the business and affairs of the Company and its subsidiaries. The Company pays AMH in consideration for its services under the Management Consulting Agreement, an annual management consulting fee equal to the greater of (i) 1% of the consolidated net income of the Company and its subsidiaries for the applicable fiscal year, or (ii) $5 million.
During the year ended December 31, 2025, the Company recognized Management Consulting fees of $1.8 million (2024 — $5.0 million; 2023 — $5.0 million), of which $Nil remains payable to AMH at year end (2024 — $1.3 million).
With effect from the closing of the IPO on May 9, 2025, the Management Consulting Agreement was terminated. As a result, no management consulting fees will accrue to AMH under the Management Consulting Agreement for periods subsequent to the closing of the IPO. All outstanding payable balances were settled during July 2025.
Related Party Investments
During the year, the Company bought or held the following securities or investments in Apollo:
As at December 31, 2025, the Company’s investment in other investments managed by Apollo had a fair value of $81.4 million (2024 — $78.6 million). During the twelve months ended December 31, 2025, the Company incurred income of $2.1 million (2024 — income of $0.4 million; 2023 — losses of $0.4 million) which is included in net investment income on the consolidated statement of operations and other comprehensive income. These investments are included in other investments on the consolidated balance sheet.
As at December 31, 2025, the Company’s investment in notes issued by special purpose vehicles established and managed by Apollo had a fair value of $Nil as these notes were sold during the last quarter of 2025 (2024 — $66.6 million). During the twelve months ended December 31, 2025, the Company recognized income of $3.4 million (2024 — income of $5.5 million; 2023 — income of $5.5 million) which is included in the consolidated statement of operations and other comprehensive income. These investments were included in privately-held investments on the consolidated balance sheet.
As at December 31, 2025, the Company’s investments in Collateralized Loan Obligations issued by special purpose vehicles established and managed by Apollo had a fair value of $88.8 million (2024 — $88.9 million). During the twelve months ended December 31, 2025, the Company recognized income on these investments of $8.3 million (2024 — income of $11.3 million; 2023 — $17.4 million) which is included in the consolidated statement of operations and other comprehensive income. Of these investments, $69.0 million are included in fixed income securities, trading, and $19.8 million are included in fixed income securities, available for sale on the consolidated balance sheet.
As at December 31, 2025, the Company’s investments in Middle Market Loans originated and managed by Apollo had a fair value of $4.8 million (2024 — $7.0 million). During the twelve months ended December 31, 2025, the Company recognized losses of $1.9 million (2024 — income of $0.5 million; 2023 — income of $5.8 million) which is included in the consolidated statement of operations and other comprehensive income. The Middle Market Loans are included in privately-held investments on the consolidated balance sheet.
Insurance Transactions
During the year ended December 31, 2025, the Company and its subsidiaries provided insurance and reinsurance coverage to Apollo or certain of its affiliates. Balances relating to these contracts are reflected in the consolidated statement of operations for the twelve months ended December 31, 2025, and the consolidated balance sheet as at December 31, 2025, as follows:

Twelve Months Ended December 31, 2025

($ in millions)
Consolidated Statement of Operations items:
Net earned premium	$5.9
Losses and loss adjustment expenses	$3.7

As at December 31, 2025
($ in millions)
Consolidated Balance Sheet items:
Underwriting premiums receivables	1.6
Reserve for losses and loss adjustment expenses	3.7
Unearned premiums	1.2
Other Payables to Related Parties
As at December 31, 2025, the Company had a payable balance of $Nil (2024 — $1.2 million), due to Highlands Bermuda Holdco, Ltd.